UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580

(Investment Company Act file number)

Cortina Funds, Inc.

(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

(414) 225-7365

(Registrant’s telephone number)

Lori Hoch

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1 – March 31, 2014

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS

CORTINA SMALL CAP GROWTH FUND	March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (97.3%)
Consumer Discretionary (11.8%)
Chuy’s Holdings, Inc.(a)	6,940	$299,392
EW Scripps Co., Class A(a)	11,833	209,681
Fiesta Restaurant Group, Inc.(a)	6,319	288,083
Five Below, Inc.(a)	6,306	267,879
Gentherm, Inc.(a)	10,415	361,609
Imax Corp.(a)	11,604	317,137
Motorcar Parts of America, Inc.(a)	15,814	420,178
Nautilus, Inc.(a)	30,470	293,426
Noodles & Co.(a)	8,028	316,865
Restoration Hardware Holdings, Inc.(a)	3,708	272,872
Shutterfly, Inc.(a)	8,499	362,737
Tumi Holdings, Inc.(a)	16,004	362,171
Universal Electronics, Inc.(a)	6,390	245,312

		4,017,342

Consumer Staples (2.3%)
Annie’s, Inc.(a)	6,588	264,772
Boulder Brands, Inc.(a)	26,709	470,613
Craft Brew Alliance, Inc.(a)	4,402	67,218

		802,603

Energy (7.6%)
American Eagle Energy Corp.(a)	40,114	286,815
Carrizo Oil & Gas, Inc.(a)	7,517	401,859
Evolution Petroleum Corp.	21,116	268,807
Rex Energy Corp.(a)	18,263	341,701
RigNet, Inc.(a)	6,315	339,936
Sanchez Energy Corp.(a)	14,726	436,331
Synergy Resources Corp.(a)	24,754	266,106
Triangle Petroleum Corp.(a)	32,756	269,909

		2,611,464

Financials (8.0%)
The Bancorp, Inc.(a)	16,928	318,416
BofI Holding, Inc.(a)	3,668	314,531
eHealth, Inc.(a)	5,580	283,464
EverBank Financial Corp.	18,135	357,803
Greenhill & Co., Inc.	6,055	314,739
Health Insurance Innovations, Inc., Class A(a)	23,838	246,485
ICG Group, Inc.(a)	12,392	253,045
Pinnacle Financial Partners, Inc.	7,125	267,116
Regional Management Corp.(a)	6,804	167,787
Tristate Capital Holdings, Inc.(a)	14,502	206,073

		2,729,459

Health Care (26.7%)
ABIOMED, Inc.(a)	10,882	283,367
AtriCure, Inc.(a)	32,769	616,385
BioScrip, Inc.(a)	33,407	233,181
BioTelemetry, Inc.(a)	37,512	378,496
Cepheid, Inc.(a)	6,293	324,593
Cerus Corp.(a)	29,187	140,098
Endologix, Inc.(a)	24,622	316,885
HealthStream, Inc.(a)	12,185	325,339
HeartWare International, Inc.(a)	5,174	485,218
Icad, Inc.(a)	32,654	299,111
Imris, Inc.(a)	52,238	82,014

	Shares	Value

COMMON STOCKS (continued)
Health Care (continued)
InspireMD, Inc.(a)	57,326	$174,844
NanoString Technologies, Inc.(a)	16,228	335,108
Neogen Corp.(a)	8,284	372,366
NeoGenomics, Inc.(a)	94,783	328,897
Novadaq Technologies, Inc.(a)	14,691	327,315
NxStage Medical, Inc.(a)	33,284	424,038
OraSure Technologies, Inc.(a)	42,783	340,981
Oxford Immunotec Global PLC(a)	7,143	143,360
Quidel Corp.(a)	13,348	364,400
Spectranetics Corp.(a)	21,808	661,000
Staar Surgical Co.(a)	29,241	549,731
Streamline Health Solutions, Inc.(a)	39,049	196,416
Synergetics USA, Inc.(a)	63,838	194,706
TearLab Corp.(a)	30,752	207,884
Trinity Biotech PLC, Sponsored ADR	14,223	344,623
Uroplasty, Inc.(a)	59,438	215,760
Vocera Communications, Inc.(a)	26,784	437,383

		9,103,499

Industrials (9.8%)
Aegean Marine Petroleum Network, Inc.	30,633	302,041
EnerNOC, Inc.(a)	14,361	319,963
Franklin Covey Co.(a)	6,112	120,834
Heritage Crystal Clean, Inc.(a)	9,931	180,049
Insteel Industries, Inc.	10,441	205,374
Manitex International, Inc.(a)	24,525	399,758
Marten Transport, Ltd.	5,380	115,778
PowerSecure International, Inc.(a)	13,322	312,268
Quality Distribution, Inc.(a)	15,818	205,476
Roadrunner Transportation Systems, Inc.(a)	10,833	273,425
Team, Inc.(a)	7,561	324,064
Trex Co., Inc.(a)	5,166	377,945
Wesco Aircraft Holdings, Inc.(a)	9,076	199,763

		3,336,738

Information Technology (28.2%)
Amber Road, Inc.(a)	8,213	126,480
Brightcove, Inc.(a)	30,201	296,876
Clicksoftware Technologies, Ltd.	41,924	424,271
Envestnet, Inc.(a)	6,773	272,139
Everyday Health, Inc.(a)	6,570	91,914
Exar Corp.(a)	1,647	19,682
Extreme Networks, Inc.(a)	67,735	392,863
Gigamon, Inc.(a)	12,366	375,803
Infoblox, Inc.(a)	14,973	300,358
Inphi Corp.(a)	29,268	470,922
Integrated Silicon Solution, Inc.(a)	25,551	397,318
Interactive Intelligence Group, Inc.(a)	4,386	317,985
Internap Network Services Corp.(a)	50,270	355,912
InterXion Holding NV(a)	19,460	466,651
Marchex, Inc., Class B	28,242	296,823
MaxLinear, Inc., Class A(a)	39,013	369,843
Maxwell Technologies, Inc.(a)	12,969	167,559
Move, Inc.(a)	18,743	216,669
Numerex Corp., Class A(a)	28,145	307,625
Perficient, Inc.(a)	21,354	386,934
Planet Payment, Inc.(a)	87,403	239,484
Procera Networks, Inc.(a)	26,101	271,189
Q2 Holdings, Inc.(a)	11,001	170,846

	Shares	Value

COMMON STOCKS (continued)
Information Technology (continued)
Qlik Technologies, Inc.(a)	10,763	$286,188
RADWARE, Ltd.(a)	18,747	331,447
Rubicon Technology, Inc.(a)	32,064	362,003
SciQuest, Inc.(a)	12,256	331,096
ShoreTel, Inc.(a)	37,005	318,243
Synchronoss Technologies, Inc.(a)	11,481	393,684
Tangoe, Inc.(a)	21,905	407,214
WebMD Health Corp.(a)	10,662	441,407

		9,607,428

Telecommunication Services (2.9%)
8x8, Inc.(a)	37,666	407,169
inContact, Inc.(a)	60,240	578,304

		985,473

TOTAL COMMON STOCKS (COST $28,003,035)		33,194,006

SHORT TERM INVESTMENT (2.8%)
Daily Income Fund - Money Market Portfolio Fiduciary Class Shares, 7 Day Yield 0.026%	934,070	934,070

TOTAL SHORT TERM INVESTMENT (COST $934,070)		934,070

TOTAL INVESTMENTS (100.1%) (COST $28,937,105)		34,128,076

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(23,258)

NET ASSETS 100.0%		$34,104,818

(a)	Non Income Producing Security.

Common Abbreviations:

ADR -American Depositary Receipt

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See Notes to Quarterly Schedule of Investments

SCHEDULE of INVESTMENTS

CORTINA SMALL CAP VALUE FUND	March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (95.6%)
Consumer Discretionary (11.7%)
ANN, Inc.(a)	13,899	$576,531
ClubCorp Holdings, Inc.	26,403	499,017
DreamWorks Animation SKG, Inc., Class A(a)	14,875	394,931
Helen of Troy, Ltd.(a)	11,930	825,914
Taylor Morrison Home Corp.(a)	27,187	638,894
Vera Bradley, Inc.(a)	15,968	430,976
World Wrestling Entertainment, Inc.	21,743	627,938

		3,994,201

Consumer Staples (0.7%)
Darling International, Inc.(a)	12,714	254,534

Energy (6.9%)
Comstock Resources, Inc.	29,443	672,772
Helix Energy Solutions Group, Inc.(a)	22,044	506,571
Matador Resources Co.(a)	27,589	675,655
McDermott International, Inc.(a)	64,278	502,654

		2,357,652

Financials (32.3%)
Altisource Residential Corp., Class B, REIT	23,937	755,452
The Bancorp, Inc.(a)	26,288	494,477
BancorpSouth, Inc.	26,403	659,019
Boston Private Financial Holdings, Inc.	32,158	435,098
Capitol Federal Financial, Inc.	24,434	306,647
Center Bancorp, Inc.	21,872	415,568
CNO Financial Group, Inc.	54,030	977,943
Columbia Banking System, Inc.	16,978	484,213
eHealth, Inc.(a)	6,118	310,794
Gramercy Property Trust, Inc., REIT	74,325	383,517
Kennedy-Wilson Holdings, Inc.	23,043	518,698
Maiden Holdings, Ltd.	46,803	584,102
MB Financial, Inc.	19,023	588,952
OFG Bancorp	21,509	369,740
PacWest Bancorp	16,423	706,353
PennyMac Mortgage Investment Trust, REIT	17,570	419,923
PHH Corp.(a)	25,811	666,956
Platinum Underwriters Holdings, Ltd.	7,323	440,112
ProAssurance Corp.	7,361	327,785
Square 1 Financial, Inc.(a)	24,950	501,495
Texas Capital Bancshares, Inc.(a)	9,961	646,867

		10,993,711

Health Care (2.6%)
Impax Laboratories, Inc.(a)	19,291	509,668
Prestige Brands Holdings, Inc.(a)	13,269	361,581

		871,249

Industrials (17.3%)
Cubic Corp.	10,057	513,611
EnerNOC, Inc.(a)	28,105	626,179
Hyster-Yale Materials Handling, Inc.	4,665	454,838
The Manitowoc Co., Inc.	17,934	564,024
Masonite International Corp.(a)	7,549	426,669
MasTec, Inc.(a)	15,161	658,594
NCI Building Systems, Inc.(a)	31,871	556,468
Powell Industries, Inc.	6,500	421,200
Raven Industries, Inc.	12,485	408,884

	Shares	Value

COMMON STOCKS (continued)
Industrials (continued)
TrueBlue, Inc.(a)	24,377	$713,271
Tutor Perini Corp.(a)	18,488	530,051

		5,873,789

Information Technology (13.7%)
Advanced Energy Industries, Inc.(a)	16,595	406,577
Cognex Corp.(a)	13,479	456,399
Digital River, Inc.(a)	32,827	572,175
Global Eagle Entertainment, Inc.(a)	25,791	406,982
Integrated Device Technology, Inc.(a)	46,822	572,633
Intersil Corp.	36,307	469,086
OSI Systems, Inc.(a)	11,452	685,517
Seachange International, Inc.(a)	19,597	204,593
Sierra Wireless, Inc.(a)	20,476	446,991
Super Micro Computer, Inc.(a)	26,365	457,960

		4,678,913

Materials (7.1%)
American Vanguard Corp.	18,909	409,380
Ferro Corp.(a)	33,057	451,559
Flotek Industries, Inc.(a)	16,098	448,329
Graphic Packaging Holdings Co.(a)	73,417	745,917
Platform Specialty Products Corp.(a)	18,412	350,748

		2,405,933

Utilities (3.3%)
ALLETE, Inc.	10,076	528,184
Black Hills Corp.	10,152	585,263

		1,113,447

TOTAL COMMON STOCKS (COST $27,928,858)		32,543,429

SHORT TERM INVESTMENT (5.0%)
Daily Income Fund- Money Market Portfolio Fiduciary Class Shares, 7 Day Yield 0.026%	1,688,040	1,688,040

TOTAL SHORT TERM INVESTMENT (COST $1,688,040)		1,688,040

TOTAL INVESTMENTS (100.6%) (COST $29,616,898)		34,231,469

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)		(203,735)

NET ASSETS 100.0%		$34,027,734

(a) Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

March 31, 2014 (Unaudited)

1. ORGANIZATION

Cortina Funds, Inc. (the “Corporation”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on June 30, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”). The Cortina Small Cap Growth Fund is a diversified portfolio with an investment objective to seek growth of capital, and the Cortina Small Cap Value Fund is a diversified portfolio with an investment objective to seek long-term capital appreciation. Shares of each Fund are designated as Institutional Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permit the Board of Directors (the “Board”) to create additional funds and share classes. The Institutional Class is currently the only class offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	—

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

March 31, 2014 (Unaudited)

particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of March 31, 2014:

Cortina Small Cap Growth Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$33,194,006	$–	$–	$33,194,006
Short Term Investment	934,070	–	–	934,070

Total	$34,128,076	$–	$–	$34,128,076

Cortina Small Cap Value Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$32,543,429	$–	$–	$32,543,429
Short Term Investment	1,688,040	–	–	1,688,040

Total	$34,231,469	$–	$–	$34,231,469

* See Schedule of Investments for sector classification.

For the period ended March 31, 2014, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2014. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended March 31, 2014, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. TAX BASIS OF INVESTMENTS

As of March 31, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Cortina Small Cap Growth Fund	$29,230,872	$6,153,522	$(1,256,318)	$4,897,204
Cortina Small Cap Value Fund	$29,708,078	$4,966,133	$(442,742)	$4,523,391

The difference between book basis and tax basis net unrealized appreciation is attributable to the deferral of losses from wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	May 30, 2014

By:	/s/ Eric Conner
Eric Conner, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	May 30, 2014